Share-Based Payments - Total Shareholder Return Units Activity (Details) - Total Shareholder Return Units (TSRUs) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	138,945
Granted, shares	39,246
Vested, shares	(47,710)
Forfeited, shares	(7,826)
Nonvested, end of period, shares	122,654	138,945
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share)	$ 6.48
Granted, weighted-average grant-date fair value per share (in dollars per share)	8.52	$ 7.42	$ 6.23
Vested, weighted-average grant date fair value per share (in dollars per share)	5.92
Forfeited, weighted-average grant date fair value per share (in dollars per share)	7.63
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share)	7.53	6.48
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share)	33.44
Granted, weighted-average exercise price per share (in dollars per share)	43.35
Forfeited, weighted-average exercise price per share (in dollars per share)	30.70
Expired, weighted-average exercise price per share (in dollars per share)	38.90
Outstanding, end of period, weighted-average exercise price per share (in dollars per share)	$ 38.01	$ 33.44